Annual Fund Operating Expenses - Great-West Large Cap Value Fund	Apr. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.02%
Shareholder Services Fees	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and Expense Reimbursement	0.01%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.61%
Investor
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.45%
Shareholder Services Fees	0.35%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and Expense Reimbursement	0.09%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.96%
Investor II
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.39%
Shareholder Services Fees	0.35%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver and Expense Reimbursement	0.18%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.81%

[1]	The investment adviser has contractually agreed to permanently reimburse expenses and/or pay the Fund if Total Annual Fund Operating Expenses of the Investor II Class exceed 0.81% of the Class's average daily net assets (“Expense Cap”). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Fund’s advisory agreement with the investment adviser or by the Board of Directors of Great-West Funds.
[2]	The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.61% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year terms unless it is terminated by Great-West Funds or the investment adviser upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Great-West Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.